TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectuses

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Transamerica Emerging Markets Equity

Effective July 2, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.38%
Total annual fund operating expenses[2]	1.33%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective July 2, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

1 year	3 years	5 years	10 years
$135	$421	$729	$1,601

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The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Emerging Markets Equity: Effective July 2, 2018, the management fee is 0.95% of the first $250 million; 0.91% over $250 million up to $500 million; 0.86% over $500 million up to $1 billion; and 0.84% in excess of $1 billion in average daily net assets. Prior to July 2, 2018, the management fee was 0.98% of the first $250 million; 0.96% over $250 million up to $500 million; and 0.93% in excess of $500 million in average daily net assets.

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Transamerica Flexible Income

Effective July 2, 2018, Transamerica Flexible Income will be renamed Transamerica Bond. All references to Transamerica Flexible Income in the Prospectus and Summary Prospectus will be revised to be Transamerica Bond (formerly Transamerica Flexible Income) on such date.

In addition, effective July 2, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.41%
Distribution and service (12b-1) fees	None
Other expenses	0.29%
Total annual fund operating expenses[2]	0.70%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective July 2, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

1 year	3 years	5 years	10 years
$72	$224	$390	$871

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The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Flexible Income: Effective July 2, 2018, the management fee is 0.41% of the first $500 million; 0.39% over $500 million up to $1 billion; 0.38% over $1 billion up to $1.5 billion; and 0.375% in excess of $1.5 billion in average daily net assets. Prior to July 2, 2018, the management fee was 0.505% of the first $250 million; 0.455% over $250 million up to $350 million; and 0.43% in excess of $350 million in average daily net assets.

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Investors Should Retain this Supplement for Future Reference

June 29, 2018